PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Prepayments And Other Assets
Prepaid expenses	$ 1,521	¥ 237,315	¥ 216,761
Deposits	7,125	1,111,801	1,024,975
Deferred costs	8,693	1,356,509	1,027,921
Insurance reserve	1,645	256,727	221,912
Consumption tax receivable	1,164	181,626	648,644
Others	697	108,881	154,848
Total	20,845	3,252,859	3,295,061
Current	6,663	1,039,722	1,446,427
Non-current	$ 14,182	¥ 2,213,137	¥ 1,848,634